Other Assets And Liabilities (Major Components Of Other Assets And Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Other assets:
Account receivable: Receivable from brokers, dealers and customers for securities transactions	¥ 2,073,499	¥ 1,217,164
Account receivable: Other	1,135,009	956,000
Investments in equity method investees	1,620,168	1,273,847
Prepaid benefit cost (Note 13)	412,417	117,873
Cash collateral pledged (Note 8)	1,045,851	1,573,698
Other	1,731,642	1,647,213
Total	8,018,586	6,785,795
Other liabilities:
Account payable: Payables to brokers, dealers and customers for securities transactions	583,845	1,047,514
Account payable: Other	1,499,191	1,053,294
Deferred tax liabilities	253,714	127,218
Allowance for off-balance sheet credit instruments	69,871	55,915
Accrued benefit cost (Note 13)	61,026	96,844
Guarantees and indemnifications	44,824	50,433
Cash collateral received (Note 8)	454,506	366,544
Accrued and other liabilities	2,640,034	2,250,927
Total	¥ 5,607,011	¥ 5,048,689